13. COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Tables
Schedule of operating leases
Year Ending December 31,
2013	$138,200
2014	140,161
2015	140,161
2016	128,481
Total	$547,003